Subsequent Events (Detail) - Convertible Notes [Member] - USD ($)	Mar. 23, 2018	Apr. 18, 2018
Subsequent Event [Line Items]
Principal amount	$ 2,800,000
Interest rate	6.00%
Term	4 years
Conversion price	$ 0.32
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount	$ 2,800,000	$ 120,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Interest rate	6.00%
Term	4 years
Conversion price	$ 0.32